Subsequent Events (Details) - USD ($)			9 Months Ended
	Nov. 02, 2023	Oct. 04, 2023	Sep. 30, 2023	Mar. 06, 2023	Feb. 23, 2023
Private Placement [Member]
Subsequent Events [Line Items]
Price per warrant (in Dollars per share)			$ 1
Subsequent Event [Member]
Subsequent Events [Line Items]
Draw amount		$ 160,000
Merger Agreement [Member]
Subsequent Events [Line Items]
Principal amount			$ 1,760,000
Forecast [Member]
Subsequent Events [Line Items]
Draw amount	$ 160,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount				$ 1,760,000	$ 500,000